Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount [1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 11,945,113	Taxes	ARGENTINA	snj:AR-A	Federal Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 2
	11,945,113	Royalties	ARGENTINA	snj:AR-K	Federal Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 3
	84,585	Fees	ARGENTINA	snj:AR-A	State Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 4
	84,585		ARGENTINA	snj:AR-A	Municipal Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 5
	391,438		ARGENTINA	snj:AR-K	State Government [Member]	Sal de Oro Project	Brine Lithium [Member]	Rechargeable Battery Materials Segment [Member]	Well
#: 6
	2,325,869		MALAYSIA	snj:MY-11	State Owned Enterprise [Member]	Block PM524 Project	Oil and Natural Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 7
	549,360		INDONESIA	snj:GE-SJ	Central Government [Member]	Block Bunga Project	Oil and Natural Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 8
	21,435,304		AUSTRALIA	snj:AU-QLD	Federal Government [Member]	Atlas, Roma North, Range Project	Coal Seam Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 9
	21,435,304		AUSTRALIA	snj:AU-QLD	State Government [Member]	Atlas, Roma North, Range Project	Oil and Natural Gas [Member]	Infrastructure Business Trading Segment [Member]	Well
#: 10
	$ 21,435,304		AUSTRALIA	snj:AU-QLD	Local Government [Member]	Atlas, Roma North, Range Project	Coal Seam Gas [Member]	Infrastructure Business Trading Segment [Member]	Well

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in US Dollars and Malaysian Ringgits, payments relating to project in Indonesia were made in US Dollars, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2025.